Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions	Party-in-Interest and Related Party TransactionsThe Plan invests in shares of funds managed by an affiliate of the Trustees as defined by the Plan and, therefore, these transactions in such investments qualify as party-in-interest. The Plan invests in the common stock of AO Smith, which is a party-in-interest and a related party to the Plan. As of December 31, 2025 the Master Trust included 256,991 shares of AO Smith common stock with a market value of $17,187,540. Notes receivable from participants also qualify as party-in-interest transactions.